Impairments (Details) - SEK (kr) kr in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment of financial assets	kr 5	kr (5)	kr (27)	kr (59)
Reversal of previous write-downs		63	4	110
Net impairment and reversals	5	58	(23)	51
Established losses			(47)	(47)
Reserves applied to cover established credit losses			47	46
Recovered credit losses	0	0		1
Net credit losses		58	(23)	51
Net credit losses for IFRS 39	5
Loss Allowance
Opening balance	(155)	(212)	(254)	(254)
Adjustments to opening balance due to IFRS 9	18
Reserves applied to cover established credit losses			47	46
Net impairment and reversals	5	58	(23)	51
Exchange-rate differences	(3)	(1)	0	2
Closing balance	kr (135)	kr (155)	kr (230)	kr (155)